Rent Expense for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Operating Leased Assets [Line Items]
Minimum rentals	$ 61,364	$ 43,875	$ 26,246
Contingent rent	11,209	3,049	1,071
Total rent expense	$ 72,573	$ 46,924	$ 27,317